LIABILITIES FROM FINANCING ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2025
LIABILITIES FROM FINANCING ACTIVITIES
Schedule of reconciliation of the balances of liabilities from financing activities
The following table presents the reconciliation of the balances of liabilities from financing activities as of December 31, 2025 and 2024:

	Balance as of January 1, 2025	Cash flows	Non-cash changes			Balance as of December 31, 2025(1)
			Foreign currency translation adjustment	Interests accrued	Other movements
	In millions of COP
Liabilities from financing activities
Repurchase agreements and other similar secured borrowing	1,060,472	34,012	(87,678)	-	-	1,006,806
Borrowings from other financial institutions(2)	15,689,532	(4,204,081)	(1,337,193)	963,405	267	11,111,930
Debt instruments in issue(2)	11,275,216	140,620	(1,402,998)	826,585	-	10,839,423
Preferred shares(3)	584,204	(57,701)	-	56,974	-	583,477
Total liabilities from financing activities	28,609,424	(4,087,150)	(2,827,869)	1,846,964	267	23,541,636
(1)As of December 31, 2025, include the operations of Banistmo S.A. For more information, see Note 1. Reporting Entity; Note 2.D12. Significant Accounting Policies – Assets Held for Sale and Discontinued Operations; and Note 31. Discontinued Operation.
(2)The cash flows disclosed in this table related with Borrowings from other financial institutions and Debt securities in issue include the interests paid during the year amounting to COP 849,921 and COP 782,242, respectively, which are classified as cash flows from operating activities in the Consolidated Statement of Cash Flow.
(3)The cash flow amounting to COP 57,701 corresponds to the fixed minimum dividend paid to the Preferred Shares' holders and is included in the line "dividends paid" of the Consolidated Statement of Cash Flow, which includes the dividends paid during the year to both Preferred and Common shareholders.

	Balance as of January 1, 2024	Cash flows	Non-cash changes			Balance as of December 31, 2024
			Foreign currency translation adjustment	Interests accrued	Other movements
	In millions of COP
Liabilities from financing activities
Repurchase agreements and other similar secured borrowing	470,295	550,584	39,593	-	-	1,060,472
Borrowings from other financial institutions(1)	15,648,606	(2,506,604)	1,196,756	1,349,913	861	15,689,532
Debt instruments in issue(1)	14,663,576	(6,226,196)	1,635,724	1,202,112	-	11,275,216
Preferred shares(2)	584,204	(57,701)	-	57,701	-	584,204
Total liabilities from financing activities	31,366,681	(8,239,917)	2,872,073	2,609,726	861	28,609,424
(1)The cash flows disclosed in this table related with Borrowings from other financial institutions and Debt securities in issue include the interests paid during the year amounting to COP 1,426,452 and COP 1,104,487, respectively, which are classified as cash flows from operating activities in the Consolidated Statement of Cash Flow.
(2)The cash flow amounting to COP 57,701 corresponds to the fixed minimum dividend paid to the Preferred shareholders and is included in the line "dividends paid" of the Consolidated Statement of Cash Flow, which includes the dividends paid during the year to both Preferred and Common shareholders.